REVISION OF PREVIOUSLY ISSUED QUATERLY FINANCIAL STATEMENTS (Unaudited) - Schedule of Error Corrections related to Statements of Equity (Details) - USD ($) $ in Millions	3 Months Ended							12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 5,160	$ 5,049	$ 4,986	$ 4,967	$ 4,917	$ 4,261	$ 4,128	$ 4,967	$ 4,128
Net income		118	62	47	107	55	(9)
Ending balance	$ 5,228	5,079	5,049	4,986	5,026	4,917	4,261	5,160	4,967
As Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		5,065	4,998	4,977	4,924	4,266	4,132	4,977	4,132
Net income		119	66	49	109	57	(8)
Ending balance		5,096	5,065	4,998	5,035	4,924	4,266		4,977
Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(16)	(12)	(10)	(7)	(5)	(4)	$ (10)	(4)
Net income		(1)	(4)	(2)	(2)	(2)	(1)
Ending balance		$ (17)	$ (16)	$ (12)	$ (9)	$ (7)	$ (5)		$ (10)